Intangible Asset - Net (Tables)	12 Months Ended
Dec. 31, 2023
Finite-Lived Intangible Assets, Net [Abstract]
Schedule of Intangible Asset - Net

	December 31,
	2023	2022
Computer software	$18,106	$10,411
Less: accumulated amortization	9,586	712
Net carrying value	$8,520	$9,699